Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
Commitments and Contingencies Disclosure [Line Items]
Lease term							10 years	25 years
Liability for deferred lease expenses				$ 39,212	$ 38,297	$ 34,466
Employment agreements initial term	3 years	2 years	3 years
Employment agreements term extension		1 year	1 year
Contribution payments (for plan year 2010 \ 2011)					2,410	2,311
Liability recorded of approximately (for plan year 2011)					$ 2,500